[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report

March 31, 2001

Merrill Lynch
Global Financial
Services Fund, Inc.

www.mlim.ml.com

                              MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.

Officers and
Directors

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
James Ellman, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director of Merrill Lynch Global Financial Services Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

DEAR SHAREHOLDER

For the six-month period ended March 31, 2001, Merrill Lynch Global Financial Services Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -6.44%, -6.88%, -6.88% and -6.52%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 2 and 3 of this report to shareholders.) This compares with the -7.41% total return of the unmanaged Standard & Poor's (S&P) Financials Index and the Lipper, Inc.'s peer group of financial services funds, which had an average total return of -1.29%.

The Fund's outperformance compared to the S&P Financials Index was driven by careful stock selection as well as industry positioning. Our strategy of seeking companies with earnings momentum led to successfully large positions in Washington Mutual, Inc., Golden West Financial Corporation, AmeriCredit Corp. and Investors Financial Services, among others. By the close of the six-month period ended March 31, 2001, the Fund was overweighted in the credit card, mortgage financial, and non-US financial stock areas. Underweighted areas included regional banks, brokerage and stocks of Citigroup Inc. and AIG which, when combined, account for more than 15% of the target index.

Financial stocks were under significant pressure throughout the period. A plunging stock market, increasing fears about commercial bank asset quality and an overly tight monetary policy led to declining values. However, financials outperformed the broader market strongly, as they tend to do during periods when the Federal Reserve Board is lowering interest rates. It is expected that the Federal Reserve Board will continue to cut interest rates and support a continued backdrop for the value of financial stocks.

In Conclusion

We appreciate your investment in Merrill Lynch Global Financial Services Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ James Ellman

James Ellman
Senior Vice President and
Portfolio Manager

May 8, 2001

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance
Results*

                                                                 6 Month        12 Month    Since Inception
As of March 31, 2001                                          Total Return    Total Return    Total Return
===========================================================================================================
ML Global Financial Services Fund, Inc. Class A Shares           -6.44%         +12.18%          +14.98%
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class B Shares            -6.88          +10.98           +13.42
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class C Shares            -6.88          +10.98           +13.42
-----------------------------------------------------------------------------------------------------------
ML Global Financial Services Fund, Inc. Class D Shares            -6.52          +11.92           +14.61
===========================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 11/26/99.

Average Annual
Total Return

                                           % Return Without      % Return With
                                             Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 3/31/01                          +12.18%               +6.29%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/01                                 +10.96                +6.59
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                               % Return               % Return
                                             Without CDSC            With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 3/31/01                          +10.98%               +6.98%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/01                                 + 9.84                +7.66
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return              % Return
                                             Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 3/31/01                          +10.98%               +9.98%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/01                                 + 9.83                +9.83
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 3/31/01                          +11.92%               +6.05%
--------------------------------------------------------------------------------
Inception (11/26/99)
through 3/31/01                                 +10.69                +6.33
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                  Pages 2 & 3

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.   As of March 31, 2001
===================================================================================================================================
Assets:               Investment in Global Financial Services Portfolio, at value
                      (identified cost--$101,241,315) ...............................................                 $ 106,469,831
                      Prepaid expenses ..............................................................                       125,119
                                                                                                                      -------------
                      Total assets ..................................................................                   106,594,950
                                                                                                                      -------------
===================================================================================================================================
Liabilities:          Payables:
                          Distributor ...............................................................  $   71,805
                          Administrative fees .......................................................      28,686           100,491
                                                                                                       ----------
                      Accrued expenses ..............................................................                        41,000
                                                                                                                      -------------
                      Total liabilities .............................................................                       141,491
                                                                                                                      -------------
===================================================================================================================================
Net Assets:           Net assets ....................................................................                 $ 106,453,459
                                                                                                                      =============
===================================================================================================================================
Net Assets            Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                     $ 112,315
Consist of:           Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                       609,171
                      Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                       147,709
                      Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .                        81,750
                      Paid-in capital in excess of par ..............................................                    98,514,285
                      Accumulated investment loss--net ..............................................                       (41,518)
                      Undistributed realized capital gains on investments and foreign currency
                      transactions from the Portfolio--net ..........................................                     1,801,231
                      Unrealized appreciation on investments and foreign currency transactions
                      from the Portfolio--net .......................................................                     5,228,516
                                                                                                                      -------------
                      Net assets ....................................................................                 $ 106,453,459
                                                                                                                      =============
===================================================================================================================================
Net Asset             Class A--Based on net assets of $12,625,920 and 1,123,149 shares outstanding ..                 $       11.24
Value:                                                                                                                =============
                      Class B--Based on net assets of $68,126,886 and 6,091,714 shares outstanding ..                 $       11.18
                                                                                                                      =============
                      Class C--Based on net assets of $16,518,084 and 1,477,088 shares outstanding ..                 $       11.18
                                                                                                                      =============
                      Class D--Based on net assets of $9,182,569 and 817,503 shares outstanding .....                 $       11.23
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.   For the Six Months Ended March 31, 2001
===================================================================================================================================
Investment            Investment income allocated from the Portfolio (net of $35,859
Income:               foreign withholding tax) ......................................................                 $     966,997
                      Expenses allocated from the Portfolio .........................................                      (288,423)
                                                                                                                      -------------
                      Net investment income from the Portfolio ......................................                       678,574
                                                                                                                      -------------
===================================================================================================================================
Expenses:             Account maintenance and distribution fees--Class B ............................  $  330,535
                      Administration fees ...........................................................     178,903
                      Account maintenance and distribution fees--Class C ............................      77,726
                      Transfer agent fees--Class B ..................................................      30,802
                      Registration fees .............................................................      25,422
                      Printing and shareholder reports ..............................................      18,789
                      Professional fees .............................................................      17,222
                      Account maintenance fees--Class D .............................................      13,320
                      Offering costs ................................................................       8,410
                      Transfer agent fees--Class C ..................................................       7,833
                      Transfer agent fees--Class D ..................................................       4,026
                      Transfer agent fees--Class A ..................................................       3,779
                      Accounting services ...........................................................         486
                      Other .........................................................................       2,839
                                                                                                       ----------
                      Total expenses ................................................................                       720,092
                                                                                                                      -------------
                      Investment loss--net ..........................................................                       (41,518)
                                                                                                                      -------------
===================================================================================================================================
Realized &            Realized gain (loss) from the Portfolio:
Unrealized Gain           Investments--net ..........................................................   2,770,096
(Loss) from the           Foreign currency transactions--net ........................................    (265,896)        2,504,200
Portfolio--Net:                                                                                        ----------
                      Change in unrealized appreciation on investments and foreign currency
                      transactions from the Portfolio--net ..........................................                   (10,245,510)
                                                                                                                      -------------
                      Net Decrease in Net Assets Resulting from Operations ..........................                 $  (7,782,828)
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.


                                   Pages 4 & 5

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                        For the Six    For the Period
GLOBAL FINANCIAL                                                                                    Months Ended   Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Assets:                                             Mar. 31, 2001   Sept. 30, 2000
==================================================================================================================================
Operations:          Investment loss--net .......................................................  $     (41,518)     $   (217,853)
                     Realized gain on investments and foreign currency transactions from the
                     Portfolio--net .............................................................      2,504,200           923,362
                     Change in unrealized appreciation/depreciation on investments and foreign
                     currency transactions from the Portfolio--net ..............................    (10,245,510)       15,474,026
                                                                                                   -------------      ------------
                     Net increase (decrease) in net assets resulting from operations ............     (7,782,828)       16,179,535
                                                                                                   -------------      ------------
==================================================================================================================================
Distributions to     Realized gain on investments from the Portfolio--net:
Shareholders:            Class A ................................................................       (189,104)               --
                         Class B ................................................................       (910,094)               --
                         Class C ................................................................       (210,170)               --
                         Class D ................................................................       (220,750)               --
                                                                                                   -------------      ------------
                     Net decrease in net assets resulting from distributions to shareholders ....     (1,530,118)               --
                                                                                                   -------------      ------------
==================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions .........     18,283,670        81,203,200
Transactions:                                                                                      -------------      ------------
==================================================================================================================================
Net Assets:          Total increase in net assets ...............................................      8,970,724        97,382,735
                     Beginning of period ........................................................     97,482,735           100,000
                                                                                                   -------------      ------------
                     End of period ..............................................................  $ 106,453,459      $ 97,482,735
                                                                                                   =============      ============
==================================================================================================================================
                     Accumulated investment loss--net ...........................................  $     (41,518)     $         --
                                                                                                   =============      ============
==================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                             Class A
                     The following per share data and ratios have been derived                  ------------------------------------
MERRILL LYNCH        from information provided in the financial statements.                      For the Six        For the Period
GLOBAL FINANCIAL                                                                                 Months Ended      Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                                     Mar. 31, 2001      Sept. 30, 2000
====================================================================================================================================
Per Share            Net asset value, beginning of period ....................................  $       12.29      $       10.00
Operating                                                                                       -------------      -------------
Performance:         Investment income--net ..................................................            .05++++            .03
                     Realized and unrealized gain (loss) on investments and foreign currency
                     transactions from the Portfolio--net ....................................           (.83)              2.26
                                                                                                -------------      -------------
                     Total from investment operations ........................................           (.78)              2.29
                                                                                                -------------      -------------
                     Less distributions from realized gain on investments from the
                     Portfolio--net ..........................................................           (.27)                --
                                                                                                -------------      -------------
                     Net asset value, end of period ..........................................  $       11.24      $       12.29
                                                                                                =============      =============
================================================================================================================================
Total Investment     Based on net asset value per share ......................................         (6.44%)@           22.90%@
Return:**                                                                                       =============      =============
================================================================================================================================
Ratios to Average    Expenses++ ..............................................................          1.14%*             1.62%*
Net Assets:                                                                                     =============      =============
                     Investment income--net ..................................................           .80%*              .44%*
                                                                                                =============      =============
================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ................................  $      12,626      $       8,371
Data:                                                                                           =============      =============
================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                                  Pages 6 & 7

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                      Class B
                     The following per share data and ratios have been derived           ------------------------------------
MERRILL LYNCH        from information provided in the financial statements.               For the Six        For the Period
GLOBAL FINANCIAL                                                                          Months Ended      Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                              Mar. 31, 2001      Sept. 30, 2000
=============================================================================================================================
Per Share            Net asset value, beginning of period ..............................    $    12.18           $    10.00
Operating                                                                                   ----------           ----------
Performance:         Investment loss--net ..............................................          (.02)++++            (.04)
                     Realized and unrealized gain (loss) on investments and foreign
                     currency transactions from the Portfolio--net .....................          (.81)                2.22
                                                                                            ----------           ----------
                     Total from investment operations ..................................          (.83)                2.18
                                                                                            ----------           ----------
                     Less distributions from realized gain on investments from the
                     Portfolio--net ....................................................          (.17)                  --
                                                                                            ----------           ----------
                     Net asset value, end of period ....................................    $    11.18           $    12.18
                                                                                            ==========           ==========
===========================================================================================================================
Total Investment     Based on net asset value per share ................................        (6.88%)@             21.80%@
Return:**                                                                                   ==========           ==========
===========================================================================================================================
Ratios to Average    Expenses++ ........................................................         2.15%*               2.63%*
Net Assets:                                                                                 ==========           ==========
                     Investment loss--net ..............................................         (.26%)*              (.56%)*
                                                                                            ==========           ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........................    $   68,127           $   63,083
Data:                                                                                       ==========           ==========
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Class C
                     The following per share data and ratios have been derived           ------------------------------------
MERRILL LYNCH        from information provided in the financial statements.               For the Six        For the Period
GLOBAL FINANCIAL                                                                          Months Ended      Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                              Mar. 31, 2001      Sept. 30, 2000
=============================================================================================================================
Per Share            Net asset value, beginning of period ..............................    $    12.18           $    10.00
Operating                                                                                   ----------           ----------
Performance:         Investment loss--net ..............................................          (.02)++++            (.04)
                     Realized and unrealized gain (loss) on investments and foreign
                     currency transactions from the Portfolio--net .....................          (.81)                2.22
                                                                                            ----------           ----------
                     Total from investment operations ..................................          (.83)                2.18
                                                                                            ----------           ----------
                     Less distributions from realized gain on investments from the
                     Portfolio--net ....................................................          (.17)                  --
                                                                                            ----------           ----------
                     Net asset value, end of period ....................................    $    11.18           $    12.18
                                                                                            ==========           ==========
===========================================================================================================================
Total Investment     Based on net asset value per share ................................        (6.88%)@             21.80%@
Return:**                                                                                   ==========           ==========
===========================================================================================================================
Ratios to Average    Expenses++ ........................................................         2.16%*               2.63%*
Net Assets:                                                                                 ==========           ==========
                     Investment loss--net ..............................................         (.26%)*              (.57%)*
                                                                                            ==========           ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........................    $   16,518           $   14,788
Data:                                                                                       ==========           ==========
===========================================================================================================================

                                                                                                      Class D
                     The following per share data and ratios have been derived           ------------------------------------
MERRILL LYNCH        from information provided in the financial statements.               For the Six        For the Period
GLOBAL FINANCIAL                                                                          Months Ended      Nov. 26, 1999+ to
SERVICES FUND, INC.  Increase (Decrease) in Net Asset Value:                              Mar. 31, 2001      Sept. 30, 2000
=============================================================================================================================
Per Share            Net asset value, beginning of period ..............................    $    12.26           $    10.00
Operating                                                                                   ----------           ----------
Performance:         Investment income--net ............................................           .03++++              .02
                     Realized and unrealized gain (loss) on investments and foreign
                     currency transactions from the Portfolio--net .....................          (.82)                2.24
                                                                                            ----------           ----------
                     Total from investment operations ..................................          (.79)                2.26
                                                                                            ----------           ----------
                     Less distributions from realized gain on investments from the
                     Portfolio--net ....................................................          (.24)                  --
                                                                                            ----------           ----------
                     Net asset value, end of period ....................................    $    11.23           $    12.26
                                                                                            ==========           ==========
===========================================================================================================================
Total Investment     Based on net asset value per share ................................        (6.52%)@             22.66%@
Return:**                                                                                   ==========           ==========
===========================================================================================================================
Ratios to Average    Expenses++ ........................................................         1.38%*               1.88%*
Net Assets:                                                                                 ==========           ==========
                     Investment income--net ............................................          .48%*                .22%*
                                                                                            ==========           ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..........................    $    9,182           $   11,241
Data:                                                                                       ==========           ==========
===========================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
++++  Based on average shares outstanding.

      See Notes to Financial Statements.


                                  Pages 8 & 9

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Global Financial Services Portfolio (the "Portfolio"), which is the portfolio of Global Financial Services Master Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2001, was 99.9%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of
 .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account       Distribution
                                               Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B .....................................       .25%             .75%
Class C .....................................       .25%             .75%
Class D .....................................       .25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD            MLPF&S
--------------------------------------------------------------------------------
Class A .....................................      $   16           $   302
Class D .....................................      $1,525           $25,848
--------------------------------------------------------------------------------

For the six months ended March 31, 2001, MLPF&S received contingent deferred sales charges of $108,498 and $3,167 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $199 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2001 were $25,127,161 and $9,084,390, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $18,283,670 and $81,203,200 for the six months ended March 31, 2001 and for the period November 26, 1999 to September 30, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended March 31, 2001                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold .....................................   662,607       $  7,860,199
Shares issued to shareholders in
reinvestment of distributions ...................    12,664            147,412
                                                  ---------       ------------
Total issued ....................................   675,271          8,007,611
Shares redeemed .................................  (233,502)        (2,716,086)
                                                  ---------       ------------
Net increase ....................................   441,769       $  5,291,525
                                                  =========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares            Amount
--------------------------------------------------------------------------------
Shares sold .....................................   991,995       $ 10,089,758
Shares redeemed .................................  (313,115)        (2,949,876)
                                                  ---------       ------------
Net increase ....................................   678,880       $  7,139,882
                                                  =========       ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000


                                 Pages 10 & 11

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
GLOBAL FINANCIAL
SERVICES FUND, INC.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended March 31, 2001                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................... 1,551,419       $ 18,331,800
Shares issued to shareholders in
reinvestment of distributions ...................    66,104            767,474
                                                  ---------       ------------
Total issued .................................... 1,617,523         19,099,274
Automatic conversion of shares ..................   (31,163)          (370,666)
Shares redeemed .................................  (672,691)        (7,790,936)
                                                  ---------       ------------
Net increase ....................................   913,669       $ 10,937,672
                                                  =========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Period                                         Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................... 5,794,899       $ 58,747,806
Automatic conversion of shares ..................   (14,060)          (149,207)
Shares redeemed .................................  (605,294)        (6,096,424)
                                                  ---------       ------------
Net increase .................................... 5,175,545       $ 52,502,175
                                                  =========       ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended March 31, 2001                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold .....................................   443,979       $  5,265,614
Shares issued to shareholders in
reinvestment of distributions ...................    16,014            185,923
                                                  ---------       ------------
Total issued ....................................   459,993          5,451,537
Shares redeemed .................................  (196,792)        (2,259,708)
                                                  ---------       ------------
Net increase ....................................   263,201       $  3,191,829
                                                  =========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Period                                         Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................... 1,355,710       $ 13,736,000
Shares redeemed .................................  (144,323)        (1,403,532)
                                                  ---------       ------------
Net increase .................................... 1,211,387       $ 12,332,468
                                                  =========       ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended March 31, 2001                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold .....................................   183,719       $  2,186,578
Shares issued to shareholders in
reinvestment of distributions ...................    15,315            178,268
Automatic conversion of shares ..................    31,037            370,666
                                                  ---------       ------------
Total issued ....................................   230,071          2,735,512
Shares redeemed .................................  (329,242)        (3,872,868)
                                                  ---------       ------------
Net decrease ....................................   (99,171)      $ (1,137,356)
                                                  =========       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
Nov. 26, 1999+ to Sept. 30, 2000                    Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..................................... 1,197,388       $ 12,058,182
Automatic conversion of shares ..................    13,999            149,207
                                                  ---------       ------------
Total issued .................................... 1,211,387         12,207,389
Shares redeemed .................................  (297,213)        (2,978,714)
                                                  ---------       ------------
Net increase ....................................   914,174       $  9,228,675
                                                  =========       ============
--------------------------------------------------------------------------------
+ Prior to November 26, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                    Global Financial Services Portfolio
                    ----------------------------------------------------------------------------------------------------------------
                                              Shares                                                                      Percent of
AFRICA              Industries                 Held                        Investments                          Value     Net Assets
====================================================================================================================================
South Africa        Banking                     95,700     Standard Bank Investment Corporation Limited    $    352,449      0.3%
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Africa (Cost--$371,917)         352,449      0.3
====================================================================================================================================
LATIN AMERICA
====================================================================================================================================
Brazil              Banking                111,968,200     Banco Bradesco SA                                    501,196      0.5
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Latin America
                                                           (Cost--$571,971)                                     501,196      0.5
====================================================================================================================================
MIDDLE EAST
====================================================================================================================================
Israel              Banking                    238,000     Bank Hapoalim                                        576,592      0.6
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the Middle East
                                                           (Cost--$678,976)                                     576,592      0.6
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Bermuda             Insurance                   17,700     ACE Limited                                          650,652      0.6
                                                10,500     XL Capital Ltd. (Class A)                            798,735      0.7
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Bermuda                       1,449,387      1.3
====================================================================================================================================
Canada              Banking                     33,400     Bank of Nova Scotia                                  856,954      0.8
                                                34,300     Canadian Imperial Bank of Commerce                 1,084,809      1.0
                                                24,400     Royal Bank of Canada                                 731,101      0.7
                                                16,800     The Toronto-Dominion Bank                            421,440      0.4
                                                                                                           ------------    -----
                                                                                                              3,094,304      2.9
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                   39,400     Clarica Life Insurance Co.                         1,045,679      1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Canada                        4,139,983      3.9
====================================================================================================================================
United States       Banking                     22,500     Bank of America Corporation                        1,231,875      1.2
                                                12,400     The Bank of New York Company, Inc.                   610,576      0.6
                                                27,400     Bank One Corporation                                 991,332      0.9
                                                32,800     Capital One Financial Corporation                  1,820,400      1.7
                                                27,642     FleetBoston Financial Corporation                  1,043,485      1.0
                                                16,400     Investors Financial Services                         960,425      0.9
                                                64,590     J.P. Morgan Chase & Co.                            2,900,091      2.7
                                                 8,300     Mellon Financial Corporation                         336,316      0.3
                                                 5,500     PNC Bank Corp.                                       372,625      0.4
                                                66,240     Washington Mutual, Inc.                            3,626,640      3.4
                                                                                                           ------------    -----
                                                                                                             13,893,765     13.1
                    ----------------------------------------------------------------------------------------------------------------
                    Banking & Financial          6,749     UBS AG (Registered Shares)                           971,856      0.9
                    ----------------------------------------------------------------------------------------------------------------


                                 Pages 12 & 13

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                    Global Financial Services Portfolio (continued)
                    ----------------------------------------------------------------------------------------------------------------
NORTH AMERICA                                 Shares                                                                      Percent of
(concluded)         Industries                 Held                        Investments                          Value     Net Assets
====================================================================================================================================
United States       Commercial Services         17,200   + Concord EFS, Inc.                               $    695,525      0.7%
                    ----------------------------------------------------------------------------------------------------------------
(concluded)         Financial Services         112,100     Advanta Corp.                                      1,765,575      1.7
                                                15,000     American Express Company                             619,500      0.6
                                                31,000   + AmeriCredit Corp.                                  1,005,330      0.9
                                                21,032     The Charles Schwab Corporation                       324,313      0.3
                                                86,065     Citigroup Inc.                                     3,871,204      3.6
                                                32,000     Dime Bancorp, Inc.                                 1,048,000      1.0
                                                32,000     Dime Bancorp, Inc. (Warrants) (b)                      7,000      0.0
                                                64,900     Doral Financial Corporation                        1,942,944      1.8
                                                44,800     Fannie Mae                                         3,566,080      3.3
                                                44,700   + FirstFed Financial Corp.                           1,251,600      1.2
                                                36,100     Freddie Mac                                        2,340,363      2.2
                                                47,300     Golden West Financial Corporation                  3,069,770      2.9
                                                17,700     The Hartford Financial Services Group, Inc.        1,044,300      1.0
                                                20,600     Heller Financial, Inc.                               724,090      0.7
                                                16,800     Household International, Inc.                        995,232      0.9
                                                53,500   + IndyMac Mortgage Holdings, Inc.                    1,537,590      1.4
                                                13,700     Lehman Brothers Holdings, Inc.                       858,990      0.8
                                                39,900     MBNA Corporation                                   1,320,690      1.2
                                                18,100     MGIC Investment Corporation                        1,238,402      1.2
                                                41,800     MetLife, Inc.                                      1,256,090      1.2
                                                92,700     Metris Companies Inc.                              1,926,306      1.8
                                                12,300     Morgan Stanley Dean Witter & Co.                     658,050      0.6
                                                31,678     Wells Fargo Company                                1,567,111      1.5
                                                                                                           ------------    -----
                                                                                                             33,938,530     31.8
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                   39,800     AFLAC Incorporated                                 1,096,092      1.0
                                                11,400     Allmerica Financial Corporation                      591,546      0.6
                                                22,200     Ambac Financial Group, Inc.                        1,408,146      1.3
                                                29,000     American General Corporation                       1,109,250      1.0
                                                25,150     American International Group, Inc.                 2,024,575      1.9
                                                11,000     CIGNA Corporation                                  1,180,960      1.1
                                                12,800     Everest Re Group, Ltd.                               851,456      0.8
                                                40,200     John Hancock Financial Services, Inc.              1,545,690      1.5
                                                13,800     MBIA, Inc.                                         1,113,384      1.0
                                                12,500     Marsh & McLennan Companies, Inc.                   1,187,875      1.1
                                                18,500     The PMI Group, Inc.                                1,202,130      1.1
                                                26,700     Protective Life Corporation                          818,889      0.8
                                                31,210     Providian Financial Corporation                    1,530,850      1.4
                                                16,800     Radian Group Inc.                                  1,138,200      1.1
                                                12,500     The St. Paul Companies, Inc.                         550,625      0.5
                                                15,000     Torchmark Corporation                                582,450      0.6
                                                28,100     UnitedHealth Group Incorporated                    1,665,206      1.6
                                                                                                           ------------    -----
                                                                                                             19,597,324     18.4
                    ----------------------------------------------------------------------------------------------------------------
                    Investment Management       24,700     Alliance Capital Management Holding L.P.           1,017,640      1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Savings & Loan              16,800   + Bank United Corp. (Class A)                            3,675      0.0
                    Associations                 6,700     Downey Financial Corp.                               303,510      0.3
                                                45,000     GreenPoint Financial Corp.                         1,467,000      1.4
                                               120,000     Sovereign Bancorp, Inc.                            1,012,500      0.9
                                                                                                           ------------    -----
                                                                                                              2,786,685      2.6
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the United States            72,901,325     68.5
====================================================================================================================================
                                                           Total Investments in North America
                                                           (Cost--$71,670,903)                               78,490,695     73.7
====================================================================================================================================
PACIFIC BASIN/ASIA
====================================================================================================================================
Hong Kong           Banking                     74,300     HSBC Holdings PLC                                    874,056      0.8
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Hong Kong                       874,056      0.8
====================================================================================================================================
Japan               Banking                     60,000     The Bank of Tokyo-Mitsubishi, Ltd.                   537,185      0.5
                                               300,000     The Daiwa Bank, Ltd.                                 390,201      0.4
                                                   167     Mizuho Holdings, Inc.                                939,475      0.9
                                                70,000     The Sanwa Bank, Ltd.                                 382,062      0.3
                                                78,000     The Sumitomo Bank, Ltd.                              697,095      0.7
                                               106,000     The Tokai Bank Ltd.                                  362,863      0.3
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Japan                         3,308,881      3.1
====================================================================================================================================
                                                           Total Investments in the Pacific Basin/Asia
                                                           (Cost--$4,898,627)                                 4,182,937      3.9
====================================================================================================================================
WESTERN EUROPE
====================================================================================================================================
Finland             Insurance                   10,500     Sampo Insurance Company Ltd. 'A'                     501,228      0.5
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Finland                         501,228      0.5
====================================================================================================================================
France              Banking                     17,600     Societe Generale 'A'                               1,089,088      1.0
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                    8,034     Axa (ADR) (a)                                        439,862      0.4
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in France                        1,528,950      1.4
====================================================================================================================================
Ireland             Banking & Financial         99,600     Allied Irish Banks PLC                             1,003,729      0.9
                                               368,400     Anglo Irish Bank Corporation PLC                   1,022,892      1.0
                                               128,200     Bank of Ireland                                    1,074,357      1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Ireland                       3,100,978      2.9
====================================================================================================================================
Italy               Banking                     88,600     Banca Commerciale Italiana                           486,382      0.4
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Italy                           486,382      0.4
====================================================================================================================================


                                 Pages 14 & 15

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                    Global Financial Services Portfolio (concluded)
                    ----------------------------------------------------------------------------------------------------------------
WESTERN EUROPE                                Shares                                                                      Percent of
(concluded)         Industries                 Held                        Investments                          Value     Net Assets
====================================================================================================================================
Netherlands         Banking                     64,400     ABN AMRO Holding NV                             $  1,180,151      1.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Financial Services          16,500     Van Der Moolen Holding NV                          1,538,094      1.5
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance                   28,200     ING Groep NV                                       1,844,731      1.7
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the Netherlands               4,562,976      4.3
====================================================================================================================================
Norway              Financial Services          84,000     DNB Holding ASA                                      381,772      0.4
                                                40,300     Sparebanken NOR (Capital Certificates)             1,106,037      1.0
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Norway                        1,487,809      1.4
====================================================================================================================================
Spain               Banking & Financial         94,400     Banco Santander Central Hispano, SA                  863,703      0.8
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Spain                           863,703      0.8
====================================================================================================================================
Sweden              Banking                     52,900     Skandinaviska Enskilda Banken (SEB) 'A'              471,612      0.5
                                                39,000     Svenska Handelsbanken AB                             561,219      0.5
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Sweden                        1,032,831      1.0
====================================================================================================================================
United Kingdom      Banking                     19,500     Barclays PLC                                         608,523      0.6
                                                61,600     Lloyds TSB Group PLC                                 605,593      0.5
                                                23,100     Royal Bank of Scotland Group PLC                     525,132      0.5
                                                                                                           ------------    -----
                                                                                                              1,739,248      1.6
                    ----------------------------------------------------------------------------------------------------------------
                    Investment Management       55,300     Amvescap PLC                                         805,855      0.8
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in the United Kingdom            2,545,103      2.4
====================================================================================================================================
                                                           Total Investments in Western Europe
                                                           (Cost--$16,785,144)                               16,109,960     15.1
====================================================================================================================================
                                               Face
                                              Amount                     Short-Term Securities
====================================================================================================================================
                    Commercial Paper*       $3,635,000     General Motors Acceptance Corp., 5.38% due
                                                           4/02/2001                                          3,633,914      3.4
                                             2,388,000     Wal-Mart Stores, Inc., 5% due 4/03/2001            2,387,005      2.3
                    ----------------------------------------------------------------------------------------------------------------
                                                           Total Investments in Short-Term Securities
                                                           (Cost--$6,020,919)                                 6,020,919      5.7
====================================================================================================================================
                    Total Investments (Cost--$100,998,457)                                                  106,234,748     99.8

                    Other Assets Less Liabilities                                                               235,199      0.2
                                                                                                           ------------    -----
                    Net Assets                                                                             $106,469,947    100.0%
                                                                                                           ============    =====
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
(b) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

GLOBAL
FINANCIAL SERVICES
PORTFOLIO               As of March 31, 2001
===================================================================================================================================
Assets:                 Investments, at value (identified cost--$100,998,457) .......................                  $106,234,748
                        Foreign cash ................................................................                        71,359
                        Receivables:
                            Dividends ...............................................................   $  231,501
                            Contributions ...........................................................      144,246          375,747
                                                                                                        ----------
                        Prepaid expenses and other assets ...........................................                        31,837
                                                                                                                       ------------
                        Total assets ................................................................                   106,713,691
                                                                                                                       ------------
===================================================================================================================================
Liabilities:            Payables:
                            Withdrawals .............................................................      141,196
                            Investment adviser ......................................................       32,780          173,976
                                                                                                        ----------
                        Accrued expenses and other liabilities ......................................                        69,768
                                                                                                                       ------------
                        Total liabilities ...........................................................                       243,744
                                                                                                                       ------------
===================================================================================================================================
Net Assets:             Net assets ..................................................................                  $106,469,947
                                                                                                                       ============
===================================================================================================================================
Net Assets              Partners' capital ...........................................................                  $101,241,421
Consist of:             Unrealized appreciation on investments and foreign currency transactions--net                     5,228,526
                                                                                                                       ------------
                        Net assets ..................................................................                  $106,469,947
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.


                                 Pages 16 & 17

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

STATEMENT OF OPERATIONS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO               For the Six Months Ended March 31, 2001
================================================================================================================================
Investment              Dividends (net of $35,859 foreign withholding tax) ............                            $     729,759
Income:                 Interest and discount earned ..................................                                  237,239
                                                                                                                   -------------
                        Total income ..................................................                                  966,998
                                                                                                                   -------------
================================================================================================================================
Expenses:               Investment advisory fees ......................................        $     204,490
                        Professional fees .............................................               25,578
                        Custodian fees ................................................               20,747
                        Accounting services ...........................................               20,660
                        Trustees' fees and expenses ...................................               12,591
                        Pricing fees ..................................................                  825
                        Offering costs ................................................                  317
                        Other .........................................................                3,216
                                                                                               -------------
                        Total expenses ................................................                                  288,424
                                                                                                                   -------------
                        Investment income--net ........................................                                  678,574
                                                                                                                   -------------
================================================================================================================================
Realized &              Realized gain (loss) from:
Unrealized Gain (Loss)      Investments--net ..........................................            2,770,099
On Investments &            Foreign currency transactions--net ........................             (265,896)          2,504,203
Foreign Currency                                                                               -------------
Transactions--Net:      Change in unrealized appreciation/depreciation on:
                            Investments--net ..........................................          (10,241,152)
                            Foreign currency transactions--net ........................               (4,370)        (10,245,522)
                                                                                               -------------       -------------
                        Net Decrease in Net Assets Resulting from Operations ..........                            $  (7,062,745)
                                                                                                                   =============
================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL                                                                                          For the Six       For the Period
FINANCIAL SERVICES                                                                              Months Ended     Nov. 26, 1999+ to
PORTFOLIO               Increase (Decrease) in Net Assets:                                     Mar. 31, 2001      Sept. 30, 2000
================================================================================================================================
Operations:             Investment income--net ........................................        $     678,574       $     777,549
                        Realized gain on investments--net .............................            2,504,203             923,363
                        Unrealized appreciation/depreciation on investments--net ......          (10,245,522)         15,474,048
                                                                                               -------------       -------------
                        Net increase (decrease) in net assets resulting from operations           (7,062,745)         17,174,960
                                                                                               -------------       -------------
================================================================================================================================
Net Capital             Increase in net assets derived from net capital contributions .           16,042,772          80,214,860
Contributions:                                                                                 -------------       -------------
================================================================================================================================
Net Assets:             Total increase in net assets ..................................            8,980,027          97,389,820
                        Beginning of period ...........................................           97,489,920             100,100
                                                                                               -------------       -------------
                        End of period .................................................        $ 106,469,947       $  97,489,920
                                                                                               =============       =============
================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL                                                                                         For the Six        For the Period
FINANCIAL SERVICES      The following ratios have been derived from                           Months Ended       Nov. 26, 1999+ to
PORTFOLIO               information provided in the financial statements.                     Mar. 31, 2001       Sept. 30, 2000
================================================================================================================================
Ratios to Average       Expenses ......................................................                 .56%*               .71%*
Net Assets:                                                                                    =============       =============
                        Investment income--net ........................................                1.33%*              1.36%*
                                                                                               =============       =============
================================================================================================================================
Supplemental            Net assets, end of period (in thousands) ......................        $     106,470       $      97,490
Data:                                                                                          =============       =============
                        Portfolio turnover ............................................               49.73%              68.73%
                                                                                               =============       =============
================================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                                 Pages 18 & 19

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

NOTES TO FINANCIAL STATEMENTS

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Trust will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Trust. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of September 30, 2001.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Portfolio pays a monthly fee at an annual rate of .40% of the average daily value of the Trusts' net assets.

In addition, MLPF&S received $19,593 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2001.

Accounting services were provided to the Portfolio by FAM through December 31, 2000. Up to this date, the Portfolio reimbursed FAM $11,361 for these services. As of January 1, 2001, accounting services are provided to the Portfolio by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Portfolio. The Portfolio will pay the cost of these services. In addition, the Portfolio will reimburse FAM for the cost of certain additional accounting services.


                                 Pages 20 & 21

              Merrill Lynch Global Financial Services Fund, Inc., March 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

GLOBAL
FINANCIAL SERVICES
PORTFOLIO

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2001 were $63,833,113 and $47,789,755, respectively.

Net realized gains (losses) for the six months ended March 31, 2001 and net unrealized gains (losses) as of March 31, 2001 were as follows:

------------------------------------------------------------------------------
                                                   Realized       Unrealized
                                                Gains (Losses)  Gains (Losses)
------------------------------------------------------------------------------
Long-term investments ........................    $2,770,099    $    5,236,291
Foreign currency transactions ................      (265,896)           (7,765)
                                                  ----------    --------------
Total ........................................    $2,504,203    $    5,228,526
                                                  ==========    ==============
------------------------------------------------------------------------------

As of March 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,236,291, of which $11,892,050 related to appreciated securities and $6,655,759 related to depreciated securities. At March 31, 2001, the aggregate cost of investments for Federal income tax purposes was $100,998,457.

4. Short-Term Borrowings:

On December 1, 2000, the Trust, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the facility during the six months ended March 31, 2001.

PORTFOLIO INFORMATION

Worldwide
Investments as of
March 31, 2001

                                                                    Percent of
Ten Largest Equity Holdings                                         Net Assets
Citigroup Inc. ..................................................        3.6%
Washington Mutual, Inc. .........................................        3.4
Fannie Mae ......................................................        3.3
Golden West Financial Corporation ...............................        2.9
J.P. Morgan Chase & Co. .........................................        2.7
Freddie Mac .....................................................        2.2
American International Group, Inc. ..............................        1.9
Doral Financial Corporation .....................................        1.8
Metris Companies Inc. ...........................................        1.8
ING Groep NV ....................................................        1.7

                                                                    Percent of
Industries Represented in the Portfolio                             Net Assets
Financial Services ..............................................       34.7%
Banking .........................................................       26.4
Insurance .......................................................       23.3
Banking & Financial .............................................        4.6
Savings & Loan Associations .....................................        2.6
Investment Management ...........................................        1.8
Commercial Services .............................................        0.7

                                                                    Percent of
Breakdown of Investments by Country                                 Net Assets*
United States ...................................................       68.5%
Netherlands .....................................................        4.3
Canada ..........................................................        3.9
Japan ...........................................................        3.1
Ireland .........................................................        2.9
United Kingdom ..................................................        2.4
France ..........................................................        1.4
Norway ..........................................................        1.4
Bermuda .........................................................        1.3
Sweden ..........................................................        1.0
Hong Kong .......................................................        0.8
Spain ...........................................................        0.8
Israel ..........................................................        0.6
Finland .........................................................        0.5
Brazil ..........................................................        0.5
Italy ...........................................................        0.4
South Africa ....................................................        0.3

*     Total may not equal 100%.


                                 Pages 22 & 13

[LOGO] Merrill Lynch Investment Managers

                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Financial Services Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper             #MLGFSF--3/01